Non-controlling interests - NCI impact (Details) - Keliber - ZAR (R) R in Millions				12 Months Ended
	Oct. 03, 2022	Jul. 29, 2022	Mar. 14, 2022	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Cash transferred	R (3,363)	R (2,476)
Cash attributed to NCI		1,238
Reattribution of equity	1,530	349
Net effect due to foreign currency translation, share subscription costs and put options				R (106)
Proportion of ownership interests held by non-controlling interests			69.70%	1.00%
Put option discount				10.00%
Effective proportion of ownership interest in subsidiary				85.90%
Accumulated profit/(loss)
Disclosure of subsidiaries [line items]
Increase (decrease) in equity	R (1,833)	R (889)		R (2,828)